Subsequent Events (Additional Information) (Details) - EBP 001 - USD ($) $ in Thousands	Jan. 26, 2026	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Assets transferred			$ 2,651,868	$ 2,319,960
Subsequent Event
EBP, Subsequent Event [Line Items]
Percentage of stock dividend declared	50.00%
Stock split	three-for-two stock split
Assets transferred		$ 2,500,000